Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31,
	2012	2011	2010

Taxes currently payable	$(292,122)	$(246,017)	$160,989
Deferred income taxes	160,784	949,122	(217,737)
	$(131,338)	$703,105	$(56,748)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2012	December 31, 2011
Deferred tax assets:
Allowances for loan losses	$3,233,920	$3,926,864
Writedowns on foreclosed assets held for sale	897,297	589,773
State low income housing tax credits	1,645,379	1,708,621
Federal low income housing tax and other credits	740,276	478,223
Deferred loan fees/costs	50,481	87,898
Other	241,658	241,658
	6,809,011	7,033,037
Deferred tax liabilities:
FHLB stock dividends	(120,632)	(120,632)
Unrealized appreciation on available-for-sale securities	(470,326)	(473,711)
Accumulated depreciation	(175,448)	(175,448)
Other	(77,298)	(68,310)
	(843,704)	(838,101)
Deferred tax asset before valuation allowance	5,965,307	6,194,936
Valuation allowance:
Beginning balance	(1,708,621)	(1,476,757)
Decrease from sale of state low income housing tax credits	375,415	-
Increase for state low income housing tax credits generated	(312,173)	(231,864)
Ending balance	(1,645,379)	(1,708,621)
Net deferred tax asset	$4,319,928	$4,486,315

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended December 31,

	2012	2011	2010
Computed at statutory rate	34.0%	34.0%	34.0%
Increase (reduction) in taxes resulting from:
State financial institution tax and credits	(33.1%)	(17.8%)	(83.7%)
ESOP	(3.3%)	(5.6%)	(4.4%)
Cash surrender value of life insurance	(7.9%)	(7.1%)	(8.0%)
Valuation allowance	(3.5%)	5.1%	64.3%
Other	6.6%	6.9%	(7.5%)
Actual tax provision (credit)	(7.2%)	15.5%	(5.3%)